UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    8/13/08
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 28
                                       -----------------------------------------

Form 13F Information Table Value Total: 635,910
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER    TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE
                                                                                                         ----       ------   -----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    9,100    630,200  SH            Sole                 630,200
BAIDU COM INC          SPON ADR REP A    056752108   23,879     76,300  SH            Sole                  76,300
CANON INC              ADR               138006309    8,478    165,550  SH            Sole                 165,550
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109   78,797  1,176,950  SH            Sole               1,176,950
CHUNGHWA TELECOM CO
   LTD                 SPON ADR NEW      17133Q304   59,238  2,334,967  SH            Sole               2,334,967
CTRIP COM INTL LTD     ADR               22943F100   40,944    894,355  SH            Sole                 894,355
FOCUS MEDIA HLDG LTD   SPONSORED ADR     34415V109   32,258  1,163,703  SH            Sole               1,163,703
HDFC BANK LTD          ADR REPS 3 SHS    40415F101    2,071     28,900  SH            Sole                  28,900
HONDA MOTOR LTD        AMERN SHARES      438128308    5,584    164,100  SH            Sole                 164,100
HSBC HLDGS PLC         SPON ADR NEW      404280406   69,007    899,697  SH            Sole                 899,697
HUANENG PWR INTL INC   SPON ADR H SHS    443304100    6,384    230,900  SH            Sole                 230,900
INFOSYS TECHNOLOGIES
   LTD                 SPONSORED ADR     456788108    4,542    104,500  SH            Sole                 104,500
KOOKMIN BK NEW         SPONSORED ADR     50049M109    2,099     35,869  SH            Sole                  35,869
KT CORP                SPONSORED ADR     48268K101   18,514    868,390  SH            Sole                 868,390
MINDRAY MEDICAL INTL
   LTD                 SPON ADR          602675100    3,172     85,000  SH            Sole                  85,000
MITSUBISHI UFJ FINL
   GROUP IN            SPONSORED ADR     606822104    1,353    153,700  SH            Sole                 153,700
NETEASE COM INC        SPONSORED ADR     64110W102   76,960  3,531,900  SH            Sole               3,531,900
NEW ORIENTAL ED &
   TECH GRP I          SPON ADR          647581107   35,011    599,300  SH            Sole                 599,300
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104    4,006    160,324  SH            Sole                 160,324
POSCO                  SPONSORED ADR     693483109    2,660     20,500  SH            Sole                  20,500
PT TELEKOMUNIKASI
   INDONESIA           SPONSORED ADR     715684106   40,983  1,270,780  SH            Sole               1,270,780
SIFY TECHNOLOGIES
   LTD                 SPONSORED ADR     82655M107    3,309    861,724  SH            Sole                 861,724
SINA CORP              ORD               G81477104   53,843  1,265,400  SH            Sole               1,265,400
SK TELECOM LTD         SPONSORED ADR     78440P108   15,910    766,000  SH            Sole                 766,000
SONY CORP              ADR NEW           835699307   11,263    257,500  SH            Sole                 257,500
TAIWAN SEMICONDUCTOR
   MFG LTD             SPONSORED ADR     874039100    3,168    290,363  SH            Sole                 290,363
THE9 LTD               ADR               88337K104   13,958    618,160  SH            Sole                 618,160
TOYOTA MOTOR CORP      SP ADR REP2COM    892331307    9,419    100,200  SH            Sole                 100,200

                                                    635,910